Cover	Aug. 31, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2021
Entity File Number	001-32136
Entity Registrant Name	Arbor Realty Trust, Inc.
Entity Central Index Key	0001253986
Entity Tax Identification Number	20-0057959
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	333
Entity Address, Address Line Two	Earle Ovington Boulevard
Entity Address, Address Line Three	Suite 900
Entity Address, City or Town	Uniondale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11553
City Area Code	516
Local Phone Number	506-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ABR
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, 8.25% Series A Cumulative Redeemable, par value $0.01 per share
Trading Symbol	ABR-PA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.75% Series B Cumulative Redeemable, par value $0.01 per share
Trading Symbol	ABR-PB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, 8.50% Series C Cumulative Redeemable, par value $0.01 per share
Trading Symbol	ABR-PC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, 6.375% Series D Cumulative Redeemable, par value $0.01 per share
Trading Symbol	ABR-PD
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, 6.25% Series E Cumulative Redeemable, par value $0.01 per share
Trading Symbol	ABR-PE
Security Exchange Name	NYSE